Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	The XBRL has been update to reflect changes to the financial statements and notes.
Document Period End Date	Dec. 31, 2012
Trading Symbol	PSIX
Entity Registrant Name	POWER SOLUTIONS INTERNATIONAL, INC.
Entity Central Index Key	0001137091
Entity Filer Category	Smaller Reporting Company